Tax (Details 3) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Effective tax rate
Effective tax rate (as a percent)	24.40%	21.50%
Net deferred tax assets (CHF million)
Deferred tax assets	8,836		8,843
Net operating loss carry-forwards	3,541		3,850
Temporary differences	5,295		4,993
Deferred tax liabilities	184		282
Deferred Tax Assets (Liabilities), Net	8,652		8,561
Increase (Decrease) Deferred Tax Assets	(7)
Net deferred tax assets change - Net operating losses	(309)
Net deferred tax assets change - Temporary differences	302
Increase (Decrease) Deferred Tax Liabilities	98
Net deferred tax assets change	91
Net deferred tax (increase)/decrease related to foreign exchange (gains)/losses	(55)
Release of contingency reserves for uncertain tax positions	61
Accumulated undistributed earnings from foreign subsidiaries	7,900
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	18